Revenue from contracts with customers	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Revenue from contracts with customers
Note 5. Revenue from contracts with customers

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Goods sold	1,168,774	1,187,660	665,310

Total revenue from contracts with customers	1,168,774	1,187,660	665,310

Recognized at a point in time	1,168,774	1,187,660	665,310

The Company’s transactions and main revenue are described in Note 2.4.7. Revenue is derived from contracts with customers.
5.1 Information broken down by revenue from contracts with customers

Type of products	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Revenues from crude oil sales	1,097,316	1,113,411	606,183
Revenues from natural gas sales	67,290	68,663	54,301
Revenues from LPG sales	4,168	5,586	4,826

Total revenue from contracts with customers	1,168,774	1,187,660	665,310

Distribution channels	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Exports of crude oil	642,155	604,977	195,279
Local crude oil for refineries	455,161	508,434	410,904
Exports of natural gas	20,359	13,531	169
Local natural gas for industries	19,606	20,093	17,320
Local natural gas for retail distribution companies	17,639	18,829	18,351
Local natural gas for electric power generation	9,686	16,210	18,461
LPG sales	4,168	5,586	4,826

Total revenue from contracts with customers	1,168,774	1,187,660	665,310

The Company’s performance obligations are related to the transfer of goods to customers. The E&P business involves all the activities related to Crude oil and Natural gas exploration, development and production. Revenue is mainly derived from the sale of produced Crude oil, Natural gas and LPG to third parties at a point in time.